Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Text Block Supplement [Abstract]
Bad debt expenses	$ 12,407	$ 27,887